As filed with the Securities and Exchange Commission on April 20, 2011

File No. 33-81574

File No. 811-8620

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 26

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 29

THE MILESTONE FUNDS

(Exact Name of Registrant as Specified in its Charter)

115 East Putnam Avenue, Greenwich, CT 06830

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 800-941-6453

Lisa R. Grosswirth

BNY Mellon

101 Barclay Street

New York, New York 10286

(Name and Address of Agent for Service)

Copies of Communications to:

Susan Penry-Williams, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on [ date ] pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(i)
☐	on [ date ] pursuant to Rule 485, paragraph (a)(i)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(ii)
☐	on [ date ] pursuant to Rule 485, paragraph (a)(ii)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 20th day of April 2011.

THE MILESTONE FUNDS
By:	/s/ *

Pamela Moffat Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons on the 20th day of April 2011.

Name	Title	Date

/s/ *	Chief Investment Officer and Principal Financial Officer	April 20, 2011

Marc H. Pfeffer

/s/ *	Principal Executive Officer and Trustee	April 20, 2011

Pamela Moffat

/s/ *	Trustee	April 20, 2011

John D. Gilliam

/s/ *	Trustee	April 20, 2011

Allen Lee Sessoms

/s/ *	Trustee	April 20, 2011

Laura A. Garner

/s/ *	Trustee	April 20, 2011

Nicholas J. Kovich

*By:	/s/ Susan Penry-Williams

Susan Penry-Williams Attorney-in-Fact

EXHIBIT LIST

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase